CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net income	$ 3,235	$ 1,853
Items that may be reclassified to net income
Financial instruments	(832)	(139)
Marketable securities	134	289
Equity accounted investments	538	319
Foreign currency translation	3,306	(4,038)
Income taxes	(4)	85
Other comprehensive income that may be reclassified to net income	3,142	(3,484)
Items that will not be reclassified to net income
Revaluation of property, plant and equipment	4,889	8,036
Revaluation of pension obligations	41	118
Equity accounted investments	322	1,079
Marketable securities	(123)	83
Income taxes	(1,227)	(2,106)
Other comprehensive income that will not be reclassified to net income	3,902	7,210
Other comprehensive income	7,044	3,726
Comprehensive income	10,279	5,579
Attributable to:
Net income attributable to shareholders	1,307	641
Other comprehensive income	1,833	766
Comprehensive income	3,140	1,407
Net income	1,928	1,212
Other comprehensive income	5,211	2,960
Comprehensive income	$ 7,139	$ 4,172